Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

17. Subsequent Events

(a) Dividends: On January 21, 2021, the board of directors of the Partnership declared a cash distribution of $0.10 per common unit for the fourth quarter of 2020. The fourth quarter common unit cash distribution paid on February 10, 2021, to unit holders of record on February 2, 2021.

(b) Vessels acquisitions : On February 25, 2021, the Partnership acquired from CMTC three 5,089 TEU sister container vessels, namely the M/V Seattle Express, M/V Long Beach Express and M/V Fos Express, all built in 2008 at Hanjin Heavy Industries S. Korea, for a total consideration of $40,500. The vessels are employed under five year charters to HAPAG at a gross charter rate for $12,300 per day. The Partnership accounted for these acquisitions as acquisition of assets as the fair values of the vessels and the time charters attached are concentrated in a single identifiable asset. The Partnership funded the acquisition of the three vessels through a sale and lease back transaction with CMBFL for an amount of $30,030 and the remaining amount through available cash. The lease has duration of five years and will be repaid in 20 equal consecutive quarterly installments of $826 including a purchase option for the Partnership to acquire each vessel on expiration of the lease at the predetermined price of $4,505. In addition, the Partnership has various purchase options commencing from the first year anniversary of the lease. The sale and lease back arrangement bears interest at a rate of LIBOR plus 2.85%. Furthermore the Partnership entered into a sellers’ credit agreement with CMTC to defer $6,000 of the purchase price for up to five years from the delivery of the vessels (the “Sellers’ Credit”). The Sellers’ Credit bears interest at a fixed rate of 5.0% per year.

(c) Repurchase agreement: On January 25, 2021, the Partnership’s Board of Directors approved a unit repurchase program, providing the Partnership with authorization to repurchase up to $30,000 of the Partnership’s common units, effective for a period of two years. The Partnership may repurchase these units in the open market or in privately negotiated transactions, at times and prices that are considered to be appropriate by the Partnership.

(d) Vessel disposals: On April 7, 2021, the Partnership entered into a memorandum of agreement for the sale of the M/V CMA CGM Magdalena and the M/V Adonis to an unaffiliated third party for a total consideration of $195,000. Delivery of the M/V 'CMA CGM Magdalena' and the M/V Adonis to their buyer is expected in May and July/August 2021, respectively.